MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Marketable Securities [Abstract]
Schedule of Marketable Securities
	December 31,
	2022	2021

Corporate bonds and government treasury notes	$6,375	$18,541